VGOF-P29 06/24

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JUNE 3, 2024

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective June 3, 2024, the following changes are made to the Prospectus and SAI of each fund listed in Schedule A:

a.	The following replaces the reference to Chia-Liang Lian in the section titled “Management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title	Investment professional of the fund since
Kevin J. Ritter	Head of Emerging Markets	June 2024

b.	The following replaces the reference to Chia-Liang Lian in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Kevin J. Ritter	Head of Emerging Markets and has been employed by Western Asset as an investment professional for at least the past five years.	June 2024

c.	The following replaces the references to Chia-Liang Lian in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in each fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Kevin J. Ritter*	Registered Investment Companies	1	0.85	None	None

	Other Pooled Investment Vehicles	9	1.71	None	None

	Other Accounts	46	10.79	None	None

*	The information is as of April 30, 2024, and does not reflect additional accounts (including the Fund) for which Mr. Ritter will join the portfolio management team on June 3, 2024.

d.	The following replaces the references to Chia-Liang Lian in the section titled “Investment Professionals – Investment Professional Securities Ownership” in each fund’s SAI:

Investment Professional	Dollar Range of Ownership of Securities ($)
Kevin J. Ritter*	None

*	The information is as of April 30, 2024.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series Core Completion Fund	June 29, 2023
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2024

Please retain this supplement for future reference.

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